Organization (Tables)	12 Months Ended
Dec. 31, 2014
Organization [Abstract]
Schedule of Limited Partners' Capital Account by Class
Effective June 1, 2011, units of limited partnership interest (“Unit(s)”) of the Partnership are being offered in two share classes (each a “Class” or collectively, the “Classes”).  The Class of Units that a limited partner receives depends on the aggregate subscription amount made by such limited partner in the Partnership.

Class of Units	Aggregate Investment
A	Up to $4,999,999
D	$5,000,000 and above